Inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory
Raw materials	€ 1,290	€ 1,080
Work in progress	2,351	2,546
Finished goods	1,691	1,090
Total Inventory	€ 5,332	€ 4,716